Consolidated Statement of Profit and Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 128,771	$ 22,503	$ 79,272	$ 16,034
Cost of care delivery	(92,137)	(18,820)	(67,254)	(19,810)
Platform & application expenses	(21,377)	(12,898)	(48,664)	(16,948)
Research & development expenses (excluding amortization and impairment)	(17,201)	(20,881)	(35,524)	(51,205)
Sales, general & administrative expenses	(76,606)	(52,762)	(103,341)	(90,891)
Operating loss	(78,550)	(82,858)	(175,511)	(162,820)
Finance costs	(2,243)	(2,569)	(4,530)	(1,116)
Finance income	28	6	610	1,015
Exchange (loss)	(91)	(2,146)	(2,836)	17,075
Net finance (expense)	(2,306)	(4,709)	(6,756)	16,974
Gain on sale of subsidiary	3,917	0
Share of loss of equity-accounted investees	(1,276)	(309)	(1,124)
Loss before taxation	(78,215)	(87,876)	(183,391)	(145,846)
Tax benefit / (provision)	2,493	(2,937)	(4,639)	5,559
Loss for the period	(75,722)	(90,813)	(188,030)	(140,287)
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	(67)	1,530	3,579	(9,693)
Other comprehensive (loss) / gain for the period, net of income tax	(67)	1,530	3,579	(9,693)
Total comprehensive loss for the period	(75,789)	(89,283)	(184,451)	(149,980)
Loss attributable to:
Equity holders of the parent	(74,907)	(89,984)	(186,799)	(140,287)
Non-controlling interest	(815)	(829)	(1,231)
Loss for the period	(75,722)	(90,813)	(188,030)	(140,287)
Total comprehensive loss attributable to:
Equity holders of the parent	(74,974)	(88,454)	(183,220)	(149,980)
Non-controlling interest	(815)	(829)	(1,231)
Total comprehensive loss for the period	$ (75,789)	$ (89,283)	$ (184,451)	$ (149,980)
Loss per share
Net loss per share, Basic and Diluted	$ (0.09)	$ (0.11)	$ (0.23)	$ (0.18)